RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Aug. 23, 2020
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 200,000
Repayment of promissory note - related party	$ 200,000	$ 200,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 200,000
Repayment of promissory note - related party	$ 200,000